Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Summary of Employee benefits

Details of employee benefits for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year ended December 31,
(In thousand Euros)	2024	2023	2022
Wages and salaries	54,028	49,228	43,106
Share-based payments	2,837	13,307	32,625
Social Security	14,623	18,701	13,083
Total	71,488	81,236	88,814

Summary of Personnel Expenses Recognized for Share-based Payment Transactions

Details of the personnel expense recognized for share-based payment transactions are as follows:

	Year ended December 31,
(In thousand Euros)	2024	2023	2022
Management stock option plan	143	2,915	14,377
Founder Stock options plan	—	—	8,195
RSU Employees	2,253	11,289	6,862
Performance based earn out in shares and RSU's management Ares	289	647	531
Performance based earn out in shares and RSU's management COIL	—	(744)	1,769
RSU Management	1,006	1,508	3,103
ESPP	135	265	-
Capitalization of share-based payment transactions in intangible assets	(989)	(2,573)	(2,212)
Total	2,837	13,307	32,625

Summary of Movements in Stock Options Until The Transaction Date

The following table illustrates the movements in stock options at December 31, excluding earn out payments in shares for the business combinations in 2022:

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	Total
At December 31, 2023	910,382	3,003,867	1,013,609	2,984,802	1,458,334	350,615	9,721,609
Granted	—	—	—	1,822,625	1,720,415	—	3,543,040
Exercised	(229,291)	(1,063,152)	—	(1,101,262)	(248,976)	(95,926)	(2,738,607)
Other	(5,400)	5,400	—	—	—	—
Cancelled	—	(13,253)	—	(1,372,241)	(333,333)	(31,889)	(1,750,716)
At December 31, 2024	675,691	1,932,862	1,013,609	2,333,924	2,596,440	222,800	8,775,326

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	Total
At December 31, 2022	1,285,619	6,238,316	1,033,609	2,027,765	2,000,000	496,019	13,081,328
Granted	—	38,610	—	2,425,280	—	—	2,463,890
Exercised	(375,237)	(3,271,405)	(20,000)	(944,298)	(249,999)	(145,404)	(5,006,343)
Cancelled	—	(1,654)	—	(523,945)	(291,667)	—	(817,266)
At December 31, 2023	910,382	3,003,867	1,013,609	2,984,802	1,458,334	350,615	9,721,609

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	Total
At December 31, 2021	1,584,192	7,253,823	—	—	—	—	8,838,015
Granted	—	33,000	1,033,609	2,198,289	2,000,000	496,019	5,760,917
Exercised	(298,573)	(927,410)	—	(12,800)	—	—	(1,238,783)
Cancelled	—	(121,097)	—	(157,724)	—	—	(278,821)
At December 31, 2022	1,285,619	6,238,316	1,033,609	2,027,765	2,000,000	496,019	13,081,328

Summary Of Number Of Exercisable Options

The number of exercisable options at December, 31:

Number of exercisable options	2024	2023	2022
ESOP	675,691	910,382	1,285,619
MSOP	1,932,862	2,729,650	4,873,644
Founders	1,013,609	1,013,609	258,402
RSU	—	—	—
Total	3,622,162	4,653,641	6,417,665

Summary of Weighted Average Exercise Price For Both Share-based Payment Plans

The weighted average fair value and exercise price for each plan is calculated as follows, excluding earn out payments in shares for the business combinations in 2022:

	Units			Exercise price			Average fair value			Remaining
	2024	2023	2022	2024	2023	2022	2024	2023	2022	contractual life
Management stock option plan	1,932,862	3,003,867	6,238,316	0.0021	0.0021	0.0021	3.07	2.91	3.10	All options are vested
Employee stock option plan	675,691	910,382	1,285,619	—	—	—	0.91	0.88	0.85	All options are vested
Founder Stock options plan	1,013,609	1,013,609	1,033,609	1.93	1.93	1.93	7.93	7.93	7.93	All options are vested
RSU Employees	2,333,924	2,984,802	2,027,765	—	—	—	0.33	1.55	9.32	2025-2027
RSU Coil & Ares	222,800	350,615	496,019	—	—	—	9.43	9.43	9.43	2025
RSU Management	2,596,440	1,458,334	2,000,000	—	—	—	1.44	2.81	2.81	2025-2029
	8,775,326	9,721,609	13,081,328